Cash Generated by Operations (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash Generated By Operations

	UNITED STATES DOLLAR
	2017	2016	2015
(Loss)/profit from continuing operations	(20.8)	167.9	(239.6)
Mining and income taxation	173.2	189.5	248.5
Royalties	62.0	78.4	73.9
Interest expense	91.2	82.5	87.8
Interest received	(5.1)	(7.3)	(5.9)
Amortisation and depreciation	748.1	671.4	591.5
Interest expense - environmental rehabilitation	12.1	10.7	11.7
Non-cash rehabilitation income	(13.5)	(9.7)	(14.6)
Interest received - environmental trust funds	(0.5)	(1.0)	(0.4)
Impairment, net of reversal of impairment of investments and assets	200.2	76.5	206.9
Write-off of exploration and evaluation assets	51.5	41.4	29.1
(Profit)/loss on disposal of assets	(4.0)	(48.0)	0.1
Profit on disposal of investments	—	(2.3)	(0.1)
Share-based payments	26.8	14.0	10.7
Long-term incentive plan expense	5.0	10.5	5.1
Payment of long-term incentive plan	(11.5)	—	—
Borrowing costs capitalised	(22.9)	(15.1)	(16.6)
Share of results of equity-accounted investees, net of taxation	(0.3)	—	2.4
Other	(5.0)	(14.0)	(7.9)

Total cash generated by operations	1,286.5	1,245.4	982.6